Provisions - Spanish Entities - Present value of obligations (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses		€ 1,567
Spain
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses		(37)
Spain | Present value of defined benefit obligation | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period		3,419	€ 5,494	€ 5,427
Incorporation of Group companies, net		6	0	0
Current service cost		5	10	12
Interest cost		36	39	72
Pre-retirement cost		0	0	1
Effect of curtailment/settlement	€ (36)	(61)	(372)	(29)
Benefits paid		(248)	(359)	(400)
Benefits paid due to settlements	€ (166)	(166)	(1,551)	0
Past service cost		13	2	3
Actuarial (gains)/losses		(121)	163	407
Demographic actuarial (gains)/losses		9	91	15
Financial actuarial (gains)/losses		(130)	72	392
Exchange differences and other items		8	(7)	1
Net defined benefit liability (asset) at end of period		2,891	3,419	5,494
Spain | Present value of defined benefit obligation | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period		1,707	1,335	1,204
Incorporation of Group companies, net		0	0	(1)
Current service cost		1	1	1
Interest cost		11	9	15
Pre-retirement cost		139	772	687
Effect of curtailment/settlement		(55)	(15)	(2)
Benefits paid		(589)	(392)	(599)
Benefits paid due to settlements		0	0	0
Past service cost		0	0	1
Actuarial (gains)/losses		(15)	(3)	7
Demographic actuarial (gains)/losses		(8)	(8)	(9)
Financial actuarial (gains)/losses		(7)	5	16
Exchange differences and other items		(1)	0	22
Net defined benefit liability (asset) at end of period		€ 1,198	€ 1,707	€ 1,335